Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net unrealized gain (loss) on cash flow hedges, tax	$ 894	$ 429	$ 1,278
Net unrealized loss on investment securities, tax	(3,689)	81	1,885
Adjustments to pension and postretirement plans, tax	64,316	(38,934)	(93,251)
Amortization of pension and postretirement costs, tax	$ (19,228)	$ (21,876)	$ (19,652)